SCHEDULE OF COMPUTATIONS OF BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Loss per share:
Net loss	$ (18,385,903)	$ (2,714,765)	$ (19,738,913)	$ (6,262,772)	$ (17,106,497)	$ (1,235,021)
Weighted average basic and diluted shares	262,832,833	187,567,291	270,531,857	186,009,840	206,211,711	172,046,517
Earnings (loss) per share:
Basic and diluted	$ (0.07)	$ (0.01)	$ (0.07)	$ (0.03)	$ (0.08)	$ (0.01)